Warrant derivative liability (Placement Agent Warrants) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 05, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 15, 2017
Class of Warrant or Right, Outstanding					896,739
Fair Value Adjustment of Warrants		$ 4	$ 33	$ 394
Placement Agent Warrants [Member]
Warrants issued During Period	34,783
Percentage Of Shares Issue To Placement Agent	8.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 1.00
Class of Warrant or Right, Outstanding		95,653	95,653		95,653
Warrants Not Settleable in Cash, Fair Value Disclosure		$ 46	$ 30